Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD

Accounts receivable	2,663,022	4,569,173
Less: allowance for credit loss	(1,828,439)	(346,191)
Accounts receivable, net	834,583	4,222,982

Schedule of Movement of Allowance for Loss Accounts

The movement of allowance for credit loss accounts are as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	346,191	62,776
Addition during the year	1,482,248	283,415
Balance at end of the year	1,828,439	346,191